Reverse Recapitalization - Additional Information (Detail)			3 Months Ended	12 Months Ended
		Feb. 26, 2021 USD ($) $ / shares shares	Apr. 30, 2021 USD ($) shares	Jan. 31, 2021 shares	Jan. 31, 2020 shares	Jan. 31, 2019 shares
Business Acquisition [Line Items]
Temporary Equity, shares outstanding			0	182,934,257	160,583,203	157,948,553
Business acquisition, share price (in Dollars per share) | $ / shares		$ 10.00
Stockholders equity exchange ratio		0.9966
Common stock, shares issued			305,073,200	22,961,032	11,918,418
Common stock, shares outstanding			305,073,200	22,961,032	11,918,418
Number of share options exercised during the current period				11,042,592	4,830,469	3,853,935
Common stock remain reserved for oustanding			132,298,260	266,494,345	227,825,043
Merger and PIPE financing shares	[1]		60,746,989
Merger and PIPE financing | $			$ 511,646,000
Transaction costs | $			36,500,000
Adjustments to additional paid in capital, decrease for cost recognition | $			29,500,000
Offering costs expensed | $			7,000,000
PIPE Financing [Member]
Business Acquisition [Line Items]
Proceeds from business Combination | $			$ 225,000,000
Legacy Charge Point Shares [Member]
Business Acquisition [Line Items]
Stockholders equity exchange ratio		0.9966
Common stock, shares outstanding		217,761,738
Sponsor [Member] | Private Placement Warrants [Member]
Business Acquisition [Line Items]
Debt instrument convertible into warrants | $		$ 1,000,000
Conversion price per warrants | $ / shares		$ 1.50
Due to related party | $		$ 1,500,000
Series G Redeemable Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Temporary Equity, shares outstanding		160,925,957
Preferred stock, conversion basis		one-to-one basis
Series F Redeemable Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Temporary Equity, shares outstanding		160,925,957
Preferred stock, conversion basis		one-to-one basis
Series E Redeemable Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Temporary Equity, shares outstanding		160,925,957
Preferred stock, conversion basis		one-to-one basis
Series D Redeemable Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Temporary Equity, shares outstanding		160,925,957
Preferred stock, conversion basis		one-to-one basis
Legacy Charge Point [Member] | Series H-1 [Member]
Business Acquisition [Line Items]
Temporary Equity, shares outstanding		22,427,306
Preferred stock, conversion basis		one-to-one basis
Convertible preferred stock, shares issued upon conversion		1,026,084
Preferred stock, amount of preferred dividends in arrears | $		$ 21,100,000
Legacy Charge Point [Member] | Series H [Member]
Business Acquisition [Line Items]
Temporary Equity, shares outstanding		160,925,957
Preferred stock, conversion basis		one-to-one basis
Legacy Charge Point [Member] | Series C [Member]
Business Acquisition [Line Items]
Temporary Equity, shares outstanding		45,376
Preferred stock, conversion basis		1:73.4403
Legacy Charge Point [Member] | Series B [Member]
Business Acquisition [Line Items]
Temporary Equity, shares outstanding		130,590
Preferred stock, conversion basis		1:42.9220
Legacy Charge Point [Member] | Series A [Member]
Business Acquisition [Line Items]
Temporary Equity, shares outstanding		29,126
Preferred stock, conversion basis		1:48.2529
Switchback [Member]
Business Acquisition [Line Items]
Stock surrended During Period, Shares			984,706
Cash held in trust account | $			$ 286,600,000
Switchback [Member] | Subscription Agreement [Member] | PIPE Financing [Member]
Business Acquisition [Line Items]
Initial public offering shares (in Shares)		22,500,000
Public share price (in Dollars per share) | $ / shares		$ 10.00
Initial public offering gross proceeds | $		$ 225,000,000
Switchback [Member] | Founder Earn Back Triggering Event [Member]
Business Acquisition [Line Items]
Share transfer, trigger price price per share | $ / shares		$ 12.00
Number of consecutive trading days for determining share price		10 days
Number of trading days for determining share price		20 days
Threshold number of trading days for determining share price from date of business combination		5 years
Switchback [Member] | Charge Point Common Stock [Member]
Business Acquisition [Line Items]
Business acquisition, share price (in Dollars per share) | $ / shares		$ 10.00
Common stock, shares issued		217,021,368
Common stock, shares outstanding		217,021,368
Number of share options exercised during the current period		68,896,516
Common stock remain reserved for oustanding		68,896,516
Switchback [Member] | Founder Shares [Member]
Business Acquisition [Line Items]
Stock surrended During Period, Shares		984,706
Switchback [Member] | Founder Earn Back Shares [Member]
Business Acquisition [Line Items]
Number of founder shares forfeited		900,000
Switchback Public Stockholders [Member]
Business Acquisition [Line Items]
Stocks redeemed value | $			$ 300,000

[1]	This includes 900,000 contingently forfeitable Founder Earn Back Shares pending the occurrence of the Founder Earn Back Triggering Event.